Wright Current Income Fund
RISK/RETURN
Investment Objective

The Wright Current Income Fund (“WCIF” or the “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is measured relative to other fixed income instruments that may seek relative stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Current Income Fund Standard Shares
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.33%
Expense Reimbursement	[1]	(0.33%)
Net Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.00%
[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Current Income Fund Standard Shares	102	389	697	1,573

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its total assets in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself.

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor's Ratings Group (“S&P”) or P-1 by Moody's Investors Service, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- by S&P or Baa3 by Moody’s and comparable unrated securities. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 4.3 years and its duration was 3.1 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays Capital GNMA Backed Bond Index.  Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

·            Credit or Default Risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

·            Prepayment Risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

·            Extension Risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Performance

The information on the following bar chart shows the fund's performance for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.

During the period shown, the highest return for a quarter was 3.80% (3rd quarter 2001) and the lowest return was -0.79% (2nd quarter 2004).

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the Barclays Capital GNMA Backed Bond Index.   After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns as of December 31, 2010
Average Annual Total Returns Wright Current Income Fund	1 Year	5 Years	10 Years
Standard Shares	5.70%	5.53%	4.92%
Standard Shares After Taxes on Distributions	3.96%	3.80%	3.04%
Standard Shares After Taxes on Distributions and Sales	3.68%	3.71%	3.10%
Barclays Capital GNMA Backed Bond Index (reflects no deductions for fees, expenses or taxes)	6.71%	6.30%	5.87%

Wright Total Return Bond Fund
RISK/RETURN
Investment Objective

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is measured relative to other bond investments that may seek a high level of income. “High level” is measured relative to other bond investments that may seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Total Return Bond Fund Standard Shares
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.73%
Total Annual Fund Operating Expenses		1.43%
Expense Reimbursement	[1]	(0.48%)
Net Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.95%
[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Total Return Bond Fund Standard Shares	97	405	736	1,672

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its total assets in U.S. Government and investment grade (rated BBB- by S&P or Baa3 by Moody's, or higher or of comparable quality if unrated) corporate debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities and corporate bonds) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 6.1 years and its duration was 4.7 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·                        Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

·            Credit or Default Risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

·            Prepayment Risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.

·            Extension Risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Performance

The information on the following bar chart shows the fund's performance for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.

During the period shown, the highest return for a quarter was 4.94% (3rd quarter 2002) and the lowest return was -2.48% (2nd quarter 2004).

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the Barclays Capital U.S. Aggregate Bond Index.   After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns as of December 31, 2010
Average Annual Total Returns Wright Total Return Bond Fund	1 Year	5 Years	10 Years
Standard Shares	6.18%	5.43%	4.93%
Standard Shares After Taxes on Distributions	4.75%	3.77%	3.21%
Standard Shares After Taxes on Distributions and Sales	4.00%	3.65%	3.18%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Wright Managed Income Trust
Central Index Key	dei_EntityCentralIndexKey	0000715165
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Wright Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Current Income Fund (“WCIF” or the “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is measured relative to other fixed income instruments that may seek relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its total assets in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself.

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor's Ratings Group (“S&P”) or P-1 by Moody's Investors Service, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- by S&P or Baa3 by Moody’s and comparable unrated securities. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 4.3 years and its duration was 3.1 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays Capital GNMA Backed Bond Index.  Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its total assets in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

·            Credit or Default Risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

·            Prepayment Risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities.

·            Extension Risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the fund's performance for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 3.80% (3rd quarter 2001) and the lowest return was -0.79% (2nd quarter 2004).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Barclays Capital GNMA Backed Bond Index (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the Barclays Capital GNMA Backed Bond Index.   After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Returns as of December 31, 2010
Wright Current Income Fund | Standard Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Net Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,573
Annual Return 2001	rr_AnnualReturn2001	7.18%
Annual Return 2002	rr_AnnualReturn2002	7.70%
Annual Return 2003	rr_AnnualReturn2003	1.74%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	6.10%
Annual Return 2009	rr_AnnualReturn2009	6.20%
Annual Return 2010	rr_AnnualReturn2010	5.70%
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Wright Current Income Fund | Standard Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Wright Current Income Fund | Standard Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Wright Current Income Fund | Barclays Capital GNMA Backed Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Wright Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is measured relative to other bond investments that may seek a high level of income. “High level” is measured relative to other bond investments that may seek total return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its total assets in U.S. Government and investment grade (rated BBB- by S&P or Baa3 by Moody's, or higher or of comparable quality if unrated) corporate debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association  (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities and corporate bonds) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2010, the fund's average maturity was 6.1 years and its duration was 4.7 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration is, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its total assets in U.S. Government and investment grade (rated BBB- by S&P or Baa3 by Moody's, or higher or of comparable quality if unrated) corporate debt securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·                        Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater the potential change in price.

·            Credit or Default Risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

·            Prepayment Risk: When interest rates decline, the issuer of a security may exercise an option to prepay the principal. This forces the fund to reinvest in lower yielding securities. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.

·            Extension Risk: When interest rates rise, the life of a mortgage-related security is extended beyond the expected prepayment time, reducing the value of the security.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Also, the fund's yield may decline during times of falling interest rates. The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the fund's performance for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 4.94% (3rd quarter 2002) and the lowest return was -2.48% (2nd quarter 2004).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.94%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.48%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the Barclays Capital U.S. Aggregate Bond Index.   After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Returns as of December 31, 2010
Wright Total Return Bond Fund | Standard Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,672
Annual Return 2001	rr_AnnualReturn2001	4.96%
Annual Return 2002	rr_AnnualReturn2002	9.03%
Annual Return 2003	rr_AnnualReturn2003	3.25%
Annual Return 2004	rr_AnnualReturn2004	3.52%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	3.34%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	10.53%
Annual Return 2010	rr_AnnualReturn2010	6.18%
1 Year	rr_AverageAnnualReturnYear01	6.18%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Wright Total Return Bond Fund | Standard Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Wright Total Return Bond Fund | Standard Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Wright Total Return Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%

[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").
[2]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").